Capital Structure	12 Months Ended
Dec. 31, 2010
Capital Structure [Abstract]
Capital Structure
(12) Capital Structure
On July 13, 2007, the Company approved to issue 34,210,526 ordinary shares upon exercise of options by the Group’s executives.
On July 31, 2007, the Company issued shares to the shareholders of CISG on the same date on a 10,000-to-1 share basis. All shares and per share data of the Company have been retrospectively restated in this consolidated financial statements to reflect the impact of the shares exchange.
On October 31, 2007, the Company issued 228,287,200 new shares to the public through IPO, representing 25% of total shares outstanding as of December 31, 2007.
On July 14, 2010, the Company issued 92,000,000 new shares to the public upon its following-on offering, represent 9.2% of total shares outstanding as of December 31, 2010.
On December 3, 2010, the Company’s board of directors approved a corporate share repurchase program authorizing up to US$100,000 in ADS repurchases by June 30, 2011. As of December 31, 2010, the Company had repurchased 331,059 ADS (equal to 6,621,180 ordinary shares), representing 0.66% of the total shares outstanding as December 31, 2010, for an aggregate price of approximately US$5,604 on the open market.
During year of 2010, the Company issued 5,100,780 new shares for the exercise of options, representing 0.51% of the total shares outstanding as of December 31, 2010.